LEASES (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Balance as of January 1,	$ 2,804	$ 46
Cumulative effect adjustment on accumulated ROU assets as a result of adopting IFRS 16		2,522
Additions during the year
New leases	305	209
Adjustments for indexation	(35)	27
Disposals	(293)
Termination of leases	(44)
Balance as of December 31,	2,737	2,804
Accumulated depreciation
Balance as of January 1,	575
Additions during the year
Depreciation and amortization	427	575
Re-classified to Leasehold improvements	144
Disposals	(293)
Balance as of December 31,	853	575
Depreciated cost
December 31,	1,884	2,229
Buildings [member]
Cost
Balance as of January 1,	2,362
Cumulative effect adjustment on accumulated ROU assets as a result of adopting IFRS 16		2,335
Additions during the year
New leases
Adjustments for indexation	(17)	27
Disposals	(76)
Termination of leases	(44)
Balance as of December 31,	2,225	2,362
Accumulated depreciation
Balance as of January 1,	381
Additions during the year
Depreciation and amortization	249	381
Re-classified to Leasehold improvements	144
Disposals	(76)
Balance as of December 31,	698	381
Depreciated cost
December 31,	1,527	1,981
Motor vehicles [member]
Cost
Balance as of January 1,	442	46
Cumulative effect adjustment on accumulated ROU assets as a result of adopting IFRS 16		187
Additions during the year
New leases	305	209
Adjustments for indexation	(18)
Disposals	(217)
Termination of leases
Balance as of December 31,	512	442
Accumulated depreciation
Balance as of January 1,	194
Additions during the year
Depreciation and amortization	178	194
Re-classified to Leasehold improvements
Disposals	(217)
Balance as of December 31,	155	194
Depreciated cost
December 31,	$ 357	$ 248